CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 6,613,406	$ 4,135,558	$ 4,069,844
Adjustments to reconcile net income to net cash provided by operating activities:
Other payables and accrued liabilities	46,712	73,209	744,552
Due to shareholder	182,499	50,000	50,000
Net cash provided by operating activities	12,441,861	1,804,435	10,011,383
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(29,687)	$ (80,985)	$ 8,055,576
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	(58,735)
Net cash used in financing activities	(4,431,100)	$ (3,500,632)	$ (22,060,165)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7,981,074	(1,777,182)	(3,993,206)
Effect of exchange rate changes on cash	(7,853,389)	1,322,324	3,135,892
Cash and cash equivalents at beginning of period	684,592	1,139,450	1,996,764
CASH AND CASH EQUIVALENTS AT END OF PERIOD	812,277	684,592	1,139,450
Ossen Innovation Co., Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	5,896,804	3,858,876	3,643,404
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(6,095,829)	(4,060,534)	(4,366,362)
Other payables and accrued liabilities	132,938	156,249	645,810
Due to shareholder	182,499	50,000	50,000
Net cash provided by operating activities	$ 116,412	$ 4,591	$ (27,148)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	$ (58,735)
Net cash used in financing activities	(58,735)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	57,677	$ 4,591	$ (27,148)
Effect of exchange rate changes on cash	54		(49)
Cash and cash equivalents at beginning of period	23,762	$ 19,171	46,368
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 81,493	$ 23,762	$ 19,171